Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 863,883	$ 388,646	$ 2,384,802	$ 1,486,848
Accumulated deficit	21,103,522		20,239,639	$ 17,854,837
Working capital deficit	$ 4,079,828		$ 3,222,893